CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Trading Securities, Cost	$ 710,297	$ 779,097	$ 766,331
Common Stock, Shares Authorized	250,000,000	250,000,000	250,000,000
Common Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Issued	45,811,417	46,263,917	46,539,917
Common Stock, Shares, Outstanding	45,811,417	46,263,917	46,539,917